Fair Value Measurements (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in values of liabilities related to options and warrants	$ 152,557	$ (6,999,529)	$ (2,792,974)	$ (2,667,788)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance			5,081,335	7,662,808
Changes in values of liabilities related to options and warrants			(2,792,974)	(2,667,788)
Balance	$ 2,288,361	$ 4,995,020	$ 2,288,361	$ 4,995,020